EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Jul. 31, 2023
EVENTS AFTER THE REPORTING PERIOD

14. EVENTS AFTER THE REPORTING PERIOD

(a)	On September 8, 2023, the Company issued 500,000 common shares upon the exercise of 500,000 flow-through warrants at $0.20.

(b)	On September 28, 2023, the Company issued 500,000 common shares upon the exercise of 500,000 flow-through warrants at $0.20.

(c)	On October 30, 2023, the Company completed a private placement of 1,538,889 flow-through units at a price of $0.18 per unit for gross proceeds of $277,000. Each flow-through unit consists of one flow-through common share and one flow-through common share purchase warrant (a “Warrant”). Each Warrant entitles the holder to purchase one additional flow-through common share at a price of $0.18 for a period of five years from the closing of the private placement.